Related Parties - Prophase Loans (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 21, 2023	Sep. 12, 2023	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Feb. 28, 2025	Dec. 31, 2024	Oct. 13, 2024	Oct. 12, 2024	Sep. 29, 2024	Sep. 24, 2024	Sep. 14, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 01, 2024	May 31, 2024	Apr. 01, 2024	Mar. 26, 2024	Mar. 06, 2024	Feb. 26, 2024	Dec. 11, 2023	Sep. 07, 2023
Related Parties Related Party Debt
Amount borrowed			$ 16,050,000	$ 20,686,000		$ 16,050,000		$ 19,973,000
Loan repaid					$ 36,000	3,856,000
Accrued interest, related parties			616,000	1,071,000		616,000		955,000
Prophase Loan
Related Parties Related Party Debt
Amount borrowed			0			0
Prophase Loan | Maximum
Related Parties Related Party Debt
Amount borrowed								100,000
Related party
Related Parties Related Party Debt
Amount borrowed			16,050,000	20,686,000		16,050,000		19,973,000
Related party | Prophase Loan
Related Parties Related Party Debt
Amount borrowed			0			$ 0		1,600,000															$ 200,000
Loan repaid	$ 200,000	$ 100,000	$ 200,000
Related party | Prophase Loan | Amount loaned immediately
Related Parties Related Party Debt
Amount borrowed																								$ 100,000
Related party | Prophase Loan | Amount loaned within one month
Related Parties Related Party Debt
Amount borrowed																								$ 200,000
Related party | Prophase Loan | Prophase
Related Parties Related Party Debt
Accrued interest, related parties				100,000				100,000
Related party | Prophase February 2024 Loan
Related Parties Related Party Debt
Amount borrowed				200,000				200,000														$ 200,000
Interest rate																						6.00%
Related party | Prophase March 2024 Loan
Related Parties Related Party Debt
Amount borrowed				250,000				250,000												$ 300,000	$ 300,000
Interest rate																				6.00%	6.00%
Related party | Prophase April 2024 Loan
Related Parties Related Party Debt
Amount borrowed				250,000				250,000											$ 300,000
Interest rate																			6.00%
Related party | Prophase May 2024 Loans
Related Parties Related Party Debt
Amount borrowed				790,000				790,000								$ 500,000	$ 300,000	$ 800,000
Interest rate																		6.00%
Related party | Prophase July 2024 Loans
Related Parties Related Party Debt
Amount borrowed				83,000				83,000			$ 50,000	$ 3,000	$ 30,000		$ 83,000	$ 83,000
Interest rate															6.00%
Related party | Prophase August 2024 Loans
Related Parties Related Party Debt
Amount borrowed				50,000				50,000	$ 20,000	$ 30,000				$ 50,000
Interest rate														6.00%
Related party | Prophase February 2025 Loan
Related Parties Related Party Debt
Amount borrowed							$ 200,000
Interest rate							6.00%
Related party | Prophase March 2025 Loans
Related Parties Related Party Debt
Amount borrowed				$ 200,000
Interest rate				6.00%
Interest expense relating to loan				$ 100,000	$ 100,000
Related party | Prophase March 2025 Loans | Prophase
Related Parties Related Party Debt
Amount borrowed				$ 2,000,000				$ 1,600,000